Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Capital Management [Abstract]
Summary of Capitalisation and Ratio
As at December 31, 2022 and 2021, these ratios were as follows:

	2022	2021
Long-term debt	$1,085,970	$1,106,794
Shareholders’ equity	1,230,529	1,225,555
Total capitalization	$2,316,499	$2,332,349
Long-term debt to long-term debt plus equity ratio	0.47	0.47